Other disclosures - Audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other disclosures
Audit fees(1)	€ 205	€ 85	€ 70
Audit‑related fees	698	65	35
Tax and other services(2)		2	3
Total	€ 903	€ 152	€ 108